Note 21 - Segmented Information - Operating Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenues	$ 5,216,894	$ 4,334,548
Cost of revenues	3,498,974	2,947,008
Selling, general and administrative	1,229,541	993,197
Depreciation and amortization	165,269	127,934
Acquisition-related items	(14,402)	21,517
Operating earnings (loss)	337,512	244,892
Other income, net	3,239	5,810
Interest expense, net	(82,853)	(47,364)
Income taxes	70,124	56,317
Net earnings	187,774	147,021
Total assets	4,194,852	3,625,743
Total additions to long lived assets	537,010	727,942
FirstService Residential Segment [Member]
Revenues	2,134,469	1,996,823
Cost of revenues	1,610,531	1,511,994
Selling, general and administrative	324,650	297,037
Depreciation and amortization	37,506	33,114
Acquisition-related items	2,576	(366)
Operating earnings (loss)	159,206	155,044
Total assets	1,064,696	939,586
Total additions to long lived assets	74,880	139,174
FirstService Brands Segment [Member]
Revenues	3,082,425	2,337,725
Cost of revenues	1,888,443	1,435,014
Selling, general and administrative	854,493	660,355
Depreciation and amortization	127,672	94,729
Acquisition-related items	(18,263)	21,159
Operating earnings (loss)	230,080	126,468
Total assets	3,124,584	2,679,848
Total additions to long lived assets	462,130	588,768
Corporate Segment [Member]
Revenues	0	0
Cost of revenues	0	0
Selling, general and administrative	50,398	35,805
Depreciation and amortization	91	91
Acquisition-related items	1,285	724
Operating earnings (loss)	(51,774)	(36,620)
Total assets	5,572	6,309
Total additions to long lived assets	$ 0	$ 0